Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 2,790,621	$ 3,656,811
Administrative expenses	205,184	251,257
Other operating costs		660,000
Vessel operating and voyage expenses	3,006,274	2,311,420
Total	$ 6,002,079	$ 6,879,488